STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net loss	$ (20,006,348)	$ (10,096,571)	$ (15,642,548)	$ (1,951,280)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on cash and marketable securities held in Trust Account	(10,404,747)	(1,752,484)	(4,257,469)	(7,098)
Increase (Decrease) in Operating Capital [Abstract]
Accrued expenses and income taxes payable	28,307,260	10,224,497	17,026,986	1,027,926
Income taxes payable			979,475	0
Prepaid insurance	168,350	178,255	237,673	(406,023)
Franchise tax payable	232,500	150,000	200,000	200,000
Net cash used in operating activities	(1,702,985)	(1,296,303)	(1,455,883)	(1,136,475)
Cash flows from investing activities:
Investment of cash in Trust Account			(2,875,000)	(293,250,000)
Investments withdrawn from trust account for redemptions			58,916
Cash deposited into Trust for extension	0	(2,875,000)
Cash withdrawn from Trust for taxes	3,232,500	0
Cash withdrawn from Trust for redemptions	307,025	0
Net cash used in investing activities	3,539,525		(2,816,084)	(293,250,000)
Cash flows from financing activities:
Proceeds from sale of Units			0	287,500,000
Proceeds from sale of private placement warrants			0	11,334,840
Proceeds from Sponsor note	500,000	2,875,000	2,875,000	223,557
Repayment of Sponsor note			0	(223,557)
Due from Sponsor			0	(1,702,958)
Payment of due from Sponsor			0	1,702,958
Payment of offering costs			0	(4,168,028)
Proceeds from working capital loan	1,746,333	581,700	500,835	0
Advances - related parties	(491,250)	387,884	625,700	22,394
Redemption of shares	(307,025)	0	(58,916)
Proceeds from issuance of Class B common stock to Sponsor			0	25,000
Net cash provided by financing activities	1,448,058	3,844,584	3,942,619	294,714,206
Net change in cash	3,284,598	(326,719)	(326,742)	327,731
Cash at beginning of period	989	327,731	327,731	0
Cash at end of period	3,285,587	1,012	989	327,731
Non-cash investing and financing activities:
Deferred underwriting fee payable			0	10,062,500
Remeasurement of Class A common stock	$ 7,484,754	$ 3,927,323	$ 5,760,092	$ 0